Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Expenses on Stock Based Payment Plans
Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Partner Plan	(129)	(241)	(242)
Share-based plan	(381)	(489)	(384)

Total	(510)	(730)	(626)

Partner plan [member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Change in the Partner Program

	01/01 to 12/31/2021	01/01 to 12/31/2020
	Quantity	Quantity
Opening balance	36,291,760	39,305,211

New (1)	14,583,318	10,488,126
Delivered	(11,652,700)	(11,408,109)
Cancelled	(2,278,382)	(2,093,468)

Closing balance	36,943,996	36,291,760

Weighted average of remaining contractual life (years)	1.80	1.69

Market value weighted average (R$)	16.71	23.37

(1)
As a result of the reduction of the minority interest in XP Inc. and subsequent merger of Xpart S.A. (Note 3), as from October 2021, there was and increase in the number of ITUB4 shares to be delivered under the variable compensation plans.

Variable compensation [Member]
Statement [Line Items]
Summary of Changes in Share-based Compensation Plan
Change in share-based variable compensation

	01/01 to 12/31/2021	01/01 to 12/31/2020
	Quantity	Quantity
Opening balance	27,407,231	20,220,934

New (1)	21,767,235	18,329,108
Delivered	(10,818,958)	(10,574,321)
Cancelled	(1,541,260)	(568,490)

Closing balance	36,814,248	27,407,231

Weighted average of remaining contractual life (years)	1.04	1.21

Market value weighted average (R$)	23.59	31.22

(1)
As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A. (Note 3), as from October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans.